Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 7,476	$ 7,258
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	7,476	7,258
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		6,084	5,882
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		902	857
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		490	519
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	2,868	2,922
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		2,789	2,828
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		79	94
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	1,987	1,844
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,670	1,543
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		317	301
Tax, Audit & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	1,302	1,165
Tax, Audit & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		937	867
Tax, Audit & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		365	298
Reuters [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	853	832
Reuters [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		712	668
Reuters [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		141	164
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	490	519
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		490	519
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	(24)	(24)
Eliminations/ Rounding [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ (24)	$ (24)

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group ("LSEG"), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.